CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including services provided to a related party of RMB4,272, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively)	¥ 431,845,713	$ 61,753,116	¥ 393,836,097	¥ 247,639,205
Costs of revenues (including services received from related parties of RMB6,031,719, RMB6,292,953 and RMB6,118,953 (US$874,999) for the years ended December 31, 2023, 2024 and 2025, respectively)	(188,801,753)	(26,998,292)	(153,900,374)	(91,723,577)
Sales and marketing expenses (including services received from related parties of RMB1,795,959, RMB1,302,234 and RMB1,005,637 (US$143,804) for the years ended December 31, 2023, 2024 and 2025, respectively)	(125,287,932)	(17,915,936)	(111,300,533)	(82,188,870)
General and administrative expenses	(8,157,733)	(1,166,540)	(7,552,967)	(4,075,622)
Research and development expenses (including services received from related parties of RMB194,803, RMB79,242 and RMB162,606 (US$23,252) for the years ended December 31, 2023, 2024 and 2025, respectively)	(16,496,164)	(2,358,920)	(12,659,361)	(10,952,374)
Total operating expenses	(149,941,829)	(21,441,396)	(131,512,861)	(97,216,866)
Operating profit	93,102,131	13,313,428	108,422,862	58,698,762
Interest and investment income, net	25,583,848	3,658,442	20,553,493	10,238,080
Interest expenses | ¥				(43,987)
Foreign exchange gain/(loss)	(1,966,622)	(281,223)	587,866	35,721
Other income, net	2,726,933	389,946	3,119,847	2,952,579
Profit before income tax and share of results of equity investees	119,446,290	17,080,593	132,684,068	71,881,155
Income tax expenses	(21,732,756)	(3,107,743)	(20,266,781)	(11,849,904)
Share of results of equity investees	129,005	18,447	17,225	(4,707)
Net income	97,842,539	13,991,297	112,434,512	60,026,544
Net income attributable to ordinary shareholders	¥ 97,842,539	$ 13,991,297	¥ 112,434,512	¥ 60,026,544
Earnings per share:
Basic (in dollars per share) | (per share)	¥ 17.5	$ 2.5	¥ 20.31	¥ 11.08
Diluted (in dollars per share) | (per share)	¥ 16.5	$ 2.36	¥ 19	¥ 10.29
Shares used in earnings per share computation (in thousands):
Basic (in shares)	5,590,930	5,590,930	5,536,049	5,416,106
Diluted (in shares)	5,929,576	5,929,576	5,916,592	5,839,630
Other comprehensive income
Foreign currency translation difference, net of tax of nil	¥ (5,476,543)	$ (783,135)	¥ 2,605,982	¥ 1,332,984
Unrealized gains/(losses) on available-for-sale debt securities, net of tax	(232,319)	(33,221)	494,803	68,538
Total other comprehensive income/(loss)	(5,708,862)	(816,356)	3,100,785	1,401,522
Comprehensive income	¥ 92,133,677	$ 13,174,941	¥ 115,535,297	¥ 61,428,066